STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

March 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 1.5%
American Axle & Manufacturing Holdings, Inc.	58,378	[a]	429,662
Dana, Inc.	63,906		811,606
Dorman Products, Inc.	13,972	[a]	1,346,761
Gentherm, Inc.	16,140	[a]	929,341
LCI Industries	12,693	[b]	1,562,001
Patrick Industries, Inc.	10,423		1,245,236
Phinia, Inc.	22,993		883,621
Standard Motor Products, Inc.	9,221		309,365
Winnebago Industries, Inc.	14,446		1,069,004
XPEL, Inc.	10,654	[a]	575,529
			9,162,126
Banks - 8.5%
Ameris Bancorp	32,282		1,561,803
Atlantic Union Bankshares Corp.	37,476		1,323,278
Axos Financial, Inc.	24,954	[a]	1,348,514
Banc of California, Inc.	68,419		1,040,653
BancFirst Corp.	7,285		641,299
Bank of Hawaii Corp.	19,870		1,239,689
BankUnited, Inc.	37,249		1,042,972
Banner Corp.	16,811		806,928
Berkshire Hills Bancorp, Inc.	21,370		489,800
Brookline Bancorp, Inc.	45,210		450,292
Capitol Federal Financial, Inc.	59,652		355,526
Cathay General Bancorp	35,980		1,361,123
Central Pacific Financial Corp.	13,684		270,259
City Holding Co.	7,405		771,749
Community Bank System, Inc.	26,701		1,282,449
Customers Bancorp, Inc.	13,932	[a]	739,232
CVB Financial Corp.	66,242		1,181,757
Dime Community Bancshares, Inc.	17,601		338,995
Eagle Bancorp, Inc.	14,919		350,447
FB Financial Corp.	17,637		664,209
First BanCorp./NC	20,157		728,071
First BanCorp./Puerto Rico	84,649		1,484,743
First Commonwealth Financial Corp.	49,888		694,441
First Financial Bancorp	47,551		1,066,093
First Hawaiian, Inc.	63,074		1,385,105
Fulton Financial Corp.	81,098		1,288,647
Hanmi Financial Corp.	15,629		248,814

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Banks - 8.5% (continued)
Heritage Financial Corp.	17,834		345,801
Hilltop Holdings, Inc.	22,781		713,501
Hope Bancorp, Inc.	58,925		678,227
Independent Bank Corp.	21,105		1,097,882
Independent Bank Group, Inc.	17,994		821,426
Lakeland Financial Corp.	12,542		831,785
National Bank Holdings Corp., Cl. A	18,893		681,471
NBT Bancorp, Inc.	23,174		850,022
Northfield Bancorp, Inc.	19,135		185,992
Northwest Bancshares, Inc.	62,054		722,929
OFG Bancorp	23,611		869,121
Pacific Premier Bancorp, Inc.	47,951		1,150,824
Park National Corp.	7,088		962,905
Pathward Financial, Inc.	12,823		647,305
Preferred Bank	6,212		476,895
Provident Financial Services, Inc.	37,831		551,198
Renasant Corp.	28,137		881,251
S&T Bancorp, Inc.	19,329		620,074
Seacoast Banking Corp. of Florida	41,771		1,060,566
ServisFirst Bancshares, Inc.	24,234		1,608,168
Simmons First National Corp., Cl. A	62,570		1,217,612
Southside Bancshares, Inc.	14,256		416,703
Stellar Bancorp, Inc.	23,799		579,744
The Bancorp, Inc.	26,429	[a]	884,314
Tompkins Financial Corp.	6,297		316,676
Triumph Financial, Inc.	10,833	[a]	859,274
TrustCo Bank Corp.	9,704		273,265
Trustmark Corp.	30,003		843,384
United Community Banks, Inc.	58,727		1,545,695
Veritex Holdings, Inc.	26,583		544,686
WaFd, Inc.	33,417		970,096
Westamerica Bancorporation	13,339		652,010
WSFS Financial Corp.	29,878		1,348,693
			50,366,383
Capital Goods - 12.6%
3D Systems Corp.	67,010	[a]	297,524
AAON, Inc.	33,583		2,958,663
AAR Corp.	16,461	[a]	985,520
AeroVironment, Inc.	13,933	[a]	2,135,650
Air Lease Corp.	51,448		2,646,485
Alamo Group, Inc.	5,167		1,179,781
Albany International Corp., Cl. A	15,510		1,450,340
American Woodmark Corp.	7,901	[a]	803,216
Apogee Enterprises, Inc.	10,871		643,563

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 12.6% (continued)
Arcosa, Inc.	24,289		2,085,454
Armstrong World Industries, Inc.	22,005		2,733,461
Astec Industries, Inc.	11,279		493,005
AZZ, Inc.	12,364		955,861
Barnes Group, Inc.	24,973		927,747
Boise Cascade Co.	19,725		3,025,223
DNOW, Inc.	52,471	[a]	797,559
DXP Enterprises, Inc.	6,575	[a]	353,275
Dycom Industries, Inc.	14,608	[a]	2,096,686
Encore Wire Corp.	7,861	[b]	2,065,714
Enerpac Tool Group Corp.	26,672	[a]	951,124
EnPro, Inc.	10,424		1,759,259
ESCO Technologies, Inc.	12,924		1,383,514
Federal Signal Corp.	30,348		2,575,635
Franklin Electric Co., Inc.	19,721		2,106,400
Gibraltar Industries, Inc.	15,219	[a]	1,225,586
GMS, Inc.	19,877	[a]	1,934,827
Granite Construction, Inc.	21,648		1,236,750
Griffon Corp.	19,106		1,401,234
Hayward Holdings, Inc.	62,088	[a]	950,567
Hillenbrand, Inc.	34,969		1,758,591
Insteel Industries, Inc.	9,564		365,536
John Bean Technologies Corp.	15,721		1,648,976
Kaman Corp.	14,258		654,014
Kennametal, Inc.	39,068		974,356
Lindsay Corp.	5,579		656,425
Masterbrand, Inc.	62,539	[a]	1,171,981
Mercury Systems, Inc.	25,668	[a]	757,206
Moog, Inc., Cl. A	14,339		2,289,221
Mueller Industries, Inc.	56,535		3,048,933
MYR Group, Inc.	8,336	[a]	1,473,388
National Presto Industries, Inc.	2,592		217,210
Powell Industries, Inc.	4,582		652,019
Proto Labs, Inc.	12,792	[a]	457,314
Quanex Building Products Corp.	16,570		636,785
Resideo Technologies, Inc.	72,129	[a]	1,617,132
Rush Enterprises, Inc., Cl. A	30,686		1,642,315
SPX Technologies, Inc.	22,752	[a]	2,801,454
Standex International Corp.	5,952		1,084,573
SunPower Corp.	44,059	[a,b]	132,177
Sunrun, Inc.	108,407	[a]	1,428,804
Tennant Co.	9,354		1,137,540
The Greenbrier Companies, Inc.	15,310		797,651
Titan International, Inc.	25,728	[a]	320,571

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 12.6% (continued)
Trinity Industries, Inc.	40,270		1,121,520
Triumph Group, Inc.	38,282	[a]	575,761
Vicor Corp.	11,150	[a]	426,376
Wabash National Corp.	22,194		664,488
			74,671,940
Commercial & Professional Services - 3.2%
ABM Industries, Inc.	31,346		1,398,659
Brady Corp., Cl. A	22,379		1,326,627
CoreCivic, Inc.	55,934	[a]	873,130
CSG Systems International, Inc.	13,853		713,984
Deluxe Corp.	21,373		440,070
Enviri Corp.	40,656	[a]	372,002
Healthcare Services Group, Inc.	36,587	[a]	456,606
Heidrick & Struggles International, Inc.	10,294		346,496
HNI Corp.	22,978		1,036,997
Interface, Inc.	29,738		500,193
Kelly Services, Inc., Cl. A	15,786		395,281
Korn Ferry	26,235		1,725,214
Liquidity Services, Inc.	11,579	[a]	215,369
Matthews International Corp., Cl. A	14,686		456,441
MillerKnoll, Inc.	35,885		888,513
NV5 Global, Inc.	6,251	[a]	612,661
Openlane, Inc.	54,106	[a]	936,034
Pitney Bowes, Inc.	75,259		325,871
Resources Connection, Inc.	16,219		213,442
The GEO Group, Inc.	60,131	[a]	849,050
TTEC Holdings, Inc.	9,345		96,908
UniFirst Corp.	7,477		1,296,736
Verra Mobility Corp.	82,268	[a]	2,054,232
Vestis Corp.	65,758		1,267,157
Viad Corp.	10,492	[a]	414,329
			19,212,002
Consumer Discretionary Distribution & Retail - 5.2%
Abercrombie & Fitch Co., Cl. A	25,106	[a]	3,146,535
Academy Sports & Outdoors, Inc.	36,939		2,494,860
Advance Auto Parts, Inc.	29,425		2,503,773
American Eagle Outfitters, Inc.	92,539		2,386,581
Asbury Automotive Group, Inc.	10,248	[a]	2,416,273
Boot Barn Holdings, Inc.	15,000	[a]	1,427,250
Caleres, Inc.	16,525		678,021
Designer Brands, Inc., Cl. A	21,901	[b]	239,378
Foot Locker, Inc.	40,367		1,150,460
Group 1 Automotive, Inc.	6,625		1,936,024
Guess?, Inc.	13,976		439,825

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Discretionary Distribution & Retail - 5.2% (continued)
Haverty Furniture Cos., Inc.	6,847		233,620
Hibbett, Inc.	5,695		437,433
Kohl's Corp.	55,235		1,610,100
Leslie's, Inc.	89,794	[a]	583,661
MarineMax, Inc.	10,331	[a]	343,609
Monro, Inc.	14,485		456,857
National Vision Holdings, Inc.	38,576	[a]	854,844
Sally Beauty Holdings, Inc.	52,864	[a]	656,571
Shoe Carnival, Inc.	9,017		330,383
Signet Jewelers Ltd.	22,081		2,209,646
Sonic Automotive, Inc., Cl. A	7,437		423,463
The Buckle, Inc.	14,642		589,633
The ODP Corp.	16,385	[a]	869,224
Upbound Group, Inc.	21,879		770,360
Urban Outfitters, Inc.	27,939	[a]	1,213,111
Victoria's Secret & Co.	38,154	[a,b]	739,425
			31,140,920
Consumer Durables & Apparel - 5.1%
Cavco Industries, Inc.	3,841	[a]	1,532,789
Century Communities, Inc.	14,194		1,369,721
Ethan Allen Interiors, Inc.	11,539		398,903
G-III Apparel Group Ltd.	20,388	[a]	591,456
Green Brick Partners, Inc.	12,501	[a]	752,935
Hanesbrands, Inc.	172,650	[a,b]	1,001,370
Installed Building Products, Inc.	11,690		3,024,554
Kontoor Brands, Inc.	24,703		1,488,356
La-Z-Boy, Inc.	21,312		801,757
LGI Homes, Inc.	10,106	[a]	1,176,035
M.D.C. Holdings, Inc.	29,789		1,874,026
M/I Homes, Inc.	13,904	[a]	1,894,976
Meritage Homes Corp.	18,161		3,186,529
Movado Group, Inc.	8,083		225,758
Newell Brands, Inc.	187,973		1,509,423
Oxford Industries, Inc.	7,294		819,846
Sonos, Inc.	61,021	[a]	1,163,060
Steven Madden Ltd.	34,838	[b]	1,472,951
Sturm Ruger & Co., Inc.	8,906		411,012
Topgolf Callaway Brands Corp.	71,023	[a,b]	1,148,442
Tri Pointe Homes, Inc.	48,457	[a]	1,873,348
Vista Outdoor, Inc.	29,098	[a]	953,832
Wolverine World Wide, Inc.	39,808		446,248
Worthington Enterprises, Inc.	14,972	[b]	931,708
			30,049,035

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Services - 3.0%
Adtalem Global Education, Inc.	19,328	[a]	993,459
BJ's Restaurants, Inc.	11,662	[a]	421,931
Bloomin' Brands, Inc.	43,409		1,244,970
Brinker International, Inc.	22,128	[a]	1,099,319
Chuy's Holdings, Inc.	8,668	[a]	292,372
Cracker Barrel Old Country Store, Inc.	10,949	[b]	796,321
Dave & Buster's Entertainment, Inc.	15,845	[a]	991,897
Dine Brands Global, Inc.	7,735		359,523
Frontdoor, Inc.	39,868	[a]	1,298,899
Golden Entertainment, Inc.	10,278		378,539
Jack in the Box, Inc.	9,651		660,900
Mister Car Wash, Inc.	43,383	[a,b]	336,218
Monarch Casino & Resort, Inc.	6,600		494,934
Papa John's International, Inc.	16,218		1,080,119
Perdoceo Education Corp.	33,231		583,536
Sabre Corp.	189,070	[a]	457,549
Shake Shack, Inc., Cl. A	18,675	[a]	1,942,760
Six Flags Entertainment Corp.	36,302	[a]	955,469
Strategic Education, Inc.	10,737		1,117,936
Stride, Inc.	19,654	[a]	1,239,185
The Cheesecake Factory, Inc.	23,153	[b]	836,981
			17,582,817
Consumer Staples Distribution & Retail - .6%
PriceSmart, Inc.	12,532		1,052,688
SpartanNash Co.	17,186		347,329
The Andersons, Inc.	15,498		889,120
The Chefs' Warehouse, Inc.	17,732	[a]	667,787
United Natural Foods, Inc.	30,215	[a]	347,170
			3,304,094
Energy - 4.9%
Archrock, Inc.	67,673		1,331,128
Bristow Group, Inc.	12,206	[a]	332,003
California Resources Corp.	32,172		1,772,677
Comstock Resources, Inc.	45,751	[a,b]	424,569
CONSOL Energy, Inc.	13,145	[a]	1,101,025
Core Laboratories, Inc.	23,364		399,057
CVR Energy, Inc.	14,055		501,201
Dorian LPG Ltd.	16,596	[b]	638,282
Dril-Quip, Inc.	16,744	[a]	377,242
Green Plains, Inc.	31,793	[a]	735,054
Helix Energy Solutions Group, Inc.	69,618	[a]	754,659
Helmerich & Payne, Inc.	49,167		2,067,964
Liberty Energy, Inc.	75,533		1,565,044
Magnolia Oil & Gas Corp., CI. A	92,673	[b]	2,404,864

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 4.9% (continued)
Nabors Industries Ltd.	4,436	[a]	382,073
Northern Oil & Gas, Inc.	45,759		1,815,717
Oceaneering International, Inc.	50,265	[a]	1,176,201
Par Pacific Holdings, Inc.	27,888	[a]	1,033,529
Patterson-UTI Energy, Inc.	159,877		1,908,931
Peabody Energy Corp.	54,343	[b]	1,318,361
ProPetro Holding Corp.	43,470	[a]	351,238
REX American Resources Corp.	7,483	[a]	439,327
RPC, Inc.	42,400		328,176
SM Energy Co.	57,790		2,880,832
Talos Energy, Inc.	67,619	[a]	941,933
U.S. Silica Holdings, Inc.	37,241	[a]	462,161
Vital Energy, Inc.	12,234	[a]	642,774
World Kinect Corp.	29,780		787,681
			28,873,703
Equity Real Estate Investment Trusts - 6.9%
Acadia Realty Trust	51,718	[c]	879,723
Alexander & Baldwin, Inc.	36,024	[c]	593,315
American Assets Trust, Inc.	24,686	[c]	540,870
Apple Hospitality REIT, Inc.	105,232	[c]	1,723,700
Armada Hoffler Properties, Inc.	34,377	[c]	357,521
Brandywine Realty Trust	84,611	[c]	406,133
CareTrust REIT, Inc.	65,218	[c]	1,589,363
Centerspace	7,436	[c]	424,893
Chatham Lodging Trust	24,622	[c]	248,928
Community Healthcare Trust, Inc.	12,028	[c]	319,343
DiamondRock Hospitality Co.	103,179	[c]	991,550
Douglas Emmett, Inc.	82,237	[c]	1,140,627
Easterly Government Properties, Inc.	46,684	[b,c]	537,333
Elme Communities	43,149	[c]	600,634
Essential Properties Realty Trust, Inc.	78,003	[c]	2,079,560
Four Corners Property Trust, Inc.	44,806	[c]	1,096,403
Getty Realty Corp.	24,297	[c]	664,523
Global Net Lease, Inc.	95,686	[b,c]	743,480
Highwoods Properties, Inc.	52,785	[c]	1,381,911
Hudson Pacific Properties, Inc.	63,202	[c]	407,653
Innovative Industrial Properties, Inc.	14,005	[c]	1,450,078
JBG SMITH Properties	42,839	[c]	687,566
LTC Properties, Inc.	20,834	[c]	677,313
LXP Industrial Trust	144,577	[c]	1,304,085
Medical Properties Trust, Inc.	295,400	[a,b,c]	1,388,380
NexPoint Residential Trust, Inc.	11,475	[c]	369,380
Outfront Media, Inc.	71,571	[c]	1,201,677
Pebblebrook Hotel Trust	60,331	[c]	929,701

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Equity Real Estate Investment Trusts - 6.9% (continued)
Phillips Edison & Co., Inc.	60,789	[c]	2,180,501
Retail Opportunity Investments Corp.	62,624	[c]	802,840
Safehold, Inc.	22,159	[c]	456,475
Saul Centers, Inc.	6,395	[c]	246,144
Service Properties Trust	81,449	[c]	552,224
SITE Centers Corp.	90,165	[c]	1,320,917
SL Green Realty Corp.	32,286	[c]	1,779,927
Summit Hotel Properties, Inc.	55,220	[c]	359,482
Sunstone Hotel Investors, Inc.	102,861	[c]	1,145,872
Tanger, Inc.	53,928	[c]	1,592,494
The Macerich Company	107,785	[c]	1,857,136
Uniti Group, Inc.	117,653	[b,c]	694,153
Universal Health Realty Income Trust	6,493	[c]	238,358
Urban Edge Properties	59,246	[c]	1,023,178
Veris Residential, Inc.	40,580	[c]	617,222
Whitestone REIT	23,501	[c]	294,938
Xenia Hotels & Resorts, Inc.	52,722	[c]	791,357
			40,688,861
Financial Services - 6.5%
Apollo Commercial Real Estate Finance, Inc.	63,849	[b,c]	711,278
Arbor Realty Trust, Inc.	94,291	[b,c]	1,249,356
ARMOUR Residential REIT, Inc.	24,709	[b,c]	488,497
Artisan Partners Asset Management, Inc., Cl. A	34,318		1,570,735
B. Riley Financial, Inc.	8,517	[b]	180,305
BGC Group, Inc., Cl. A	190,585		1,480,845
Blackstone Mortgage Trust, Inc., Cl. A	85,681	[b,c]	1,705,909
Bread Financial Holdings, Inc.	24,237		902,586
Brightsphere Investment Group, Inc.	16,254		371,241
Donnelley Financial Solutions, Inc.	12,448	[a]	771,901
Ellington Financial, Inc.	40,094	[b,c]	473,510
Encore Capital Group, Inc.	11,902	[a]	542,850
Enova International, Inc.	14,300	[a]	898,469
EVERTEC, Inc.	32,351		1,290,805
EZCORP, Inc., Cl. A	26,074	[a]	295,418
Franklin BSP Realty Trust, Inc.	41,141	[b,c]	549,644
Green Dot Corp., Cl. A	23,117	[a]	215,682
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	54,790	[b,c]	1,556,036
Jackson Financial, Inc., Cl. A	35,251		2,331,501
KKR Real Estate Finance Trust, Inc.	28,760	[c]	289,326
Moelis & Co., Cl. A	32,980		1,872,275
Mr. Cooper Group, Inc.	32,201	[a]	2,510,068

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Financial Services - 6.5% (continued)
Navient Corp.	40,301		701,237
NCR Atleos Corp.	32,849	[a]	648,768
New York Mortgage Trust, Inc.	44,507	[b,c]	320,450
NMI Holdings, Inc., Cl. A	40,072	[a]	1,295,929
Payoneer Global, Inc.	130,617	[a]	634,799
PennyMac Mortgage Investment Trust	42,495	[c]	623,827
Piper Sandler Cos.	7,533		1,495,225
PJT Partners, Inc., Cl. A	11,158		1,051,753
PRA Group, Inc.	19,791	[a]	516,149
PROG Holdings, Inc.	21,936		755,476
Radian Group, Inc.	75,805		2,537,193
Ready Capital Corp.	77,276	[b,c]	705,530
Redwood Trust, Inc.	63,652	[b,c]	405,463
StoneX Group, Inc.	13,499	[a]	948,440
Two Harbors Investment Corp.	51,779	[c]	685,554
Virtus Investment Partners, Inc.	3,391		840,900
Walker & Dunlop, Inc.	16,701		1,687,803
WisdomTree, Inc.	53,300		489,827
World Acceptance Corp.	1,685	[a]	244,291
			38,846,851
Food, Beverage & Tobacco - 1.7%
B&G Foods, Inc.	39,246	[b]	448,974
Calavo Growers, Inc.	9,189		255,546
Cal-Maine Foods, Inc.	20,038		1,179,236
Fresh Del Monte Produce, Inc.	17,247		446,870
J&J Snack Foods Corp.	7,646		1,105,306
John B. Sanfilippo & Son, Inc.	4,518	[a]	478,547
MGP Ingredients, Inc.	7,675		661,048
National Beverage Corp.	11,776	[a]	558,889
The Hain Celestial Group, Inc.	44,836	[a]	352,411
The Simply Good Foods Company	44,901	[a]	1,527,981
Tootsie Roll Industries, Inc.	8,937		286,252
TreeHouse Foods, Inc.	25,195	[a]	981,345
Universal Corp.	12,274		634,811
Vector Group Ltd.	65,322		715,929
WK Kellogg Co.	33,435		628,578
			10,261,723
Health Care Equipment & Services - 6.4%
AdaptHealth Corp.	40,853	[a]	470,218
Addus HomeCare Corp.	7,868	[a]	813,079
Agiliti, Inc.	16,660	[a]	168,599
AMN Healthcare Services, Inc.	18,613	[a]	1,163,499
Apollo Medical Holdings, Inc.	21,048	[a]	883,806
Artivion, Inc.	19,268	[a]	407,711

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 6.4% (continued)
Avanos Medical, Inc.	22,523	[a]	448,433
Certara, Inc.	52,761	[a]	943,367
CONMED Corp.	15,369		1,230,750
CorVel Corp.	4,488	[a]	1,180,165
Cross Country Healthcare, Inc.	16,494	[a]	308,768
Embecta Corp.	28,598		379,495
Enhabit, Inc.	25,379	[a]	295,665
Fulgent Genetics, Inc.	9,564	[a]	207,539
Glaukos Corp.	24,319	[a]	2,293,039
HealthStream, Inc.	11,832		315,441
ICU Medical, Inc.	10,147	[a]	1,088,976
Inari Medical, Inc.	25,450	[a]	1,221,091
Integer Holdings Corp.	16,628	[a]	1,940,155
LeMaitre Vascular, Inc.	9,731		645,749
Merit Medical Systems, Inc.	28,799	[a]	2,181,524
ModivCare, Inc.	6,334	[a]	148,532
National HealthCare Corp.	6,626		626,223
NeoGenomics, Inc.	62,923	[a]	989,150
Omnicell, Inc.	22,351	[a]	653,320
OraSure Technologies, Inc.	37,252	[a]	229,100
Owens & Minor, Inc.	37,698	[a]	1,044,612
Patterson Cos., Inc.	40,667		1,124,443
Pediatrix Medical Group, Inc.	41,138	[a]	412,614
Premier, Inc., Cl. A	60,015		1,326,332
Privia Health Group, Inc.	51,423	[a,b]	1,007,377
RadNet, Inc.	32,534	[a]	1,583,104
Schrodinger, Inc.	26,930	[a,b]	727,110
Select Medical Holdings Corp.	51,836		1,562,855
Simulations Plus, Inc.	7,983		328,500
STAAR Surgical Co.	24,042	[a]	920,328
Tandem Diabetes Care, Inc.	32,120	[a,b]	1,137,369
The Ensign Group, Inc.	28,054		3,490,479
U.S. Physical Therapy, Inc.	7,527		849,573
UFP Technologies, Inc.	3,456	[a]	871,603
Varex Imaging Corp.	20,032	[a,b]	362,579
			37,982,272
Household & Personal Products - 1.2%
Central Garden & Pet Co.	4,731	[a,b]	202,629
Central Garden & Pet Co., Cl. A	26,942	[a]	994,699
Edgewell Personal Care Co.	25,060		968,318
Energizer Holdings, Inc.	33,396		983,178
Inter Parfums, Inc.	8,867		1,245,902
Medifast, Inc.	5,395	[a]	206,736
Nu Skin Enterprises, Inc., Cl. A	25,189		348,364

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Household & Personal Products - 1.2% (continued)
USANA Health Sciences, Inc.	5,494	[a]	266,459
WD-40 Co.	6,710		1,699,710
			6,915,995
Insurance - 2.8%
Ambac Financial Group, Inc.	22,507	[a]	351,784
American Equity Investment Life Holding Co.	31,126	[a]	1,749,904
AMERISAFE, Inc.	9,612		482,234
Assured Guaranty Ltd.	26,914		2,348,247
Employers Holdings, Inc.	12,605		572,141
Genworth Financial, Inc., Cl. A	222,842	[a]	1,432,874
Goosehead Insurance, Inc., Cl. A	12,056	[a]	803,171
HCI Group, Inc.	3,425	[b]	397,574
Horace Mann Educators Corp.	20,301		750,934
Lincoln National Corp.	84,566		2,700,192
Mercury General Corp.	13,277		685,093
Palomar Holdings, Inc.	12,211	[a]	1,023,648
ProAssurance Corp.	25,477	[a]	327,634
Safety Insurance Group, Inc.	7,392		607,548
SiriusPoint Ltd.	45,340	[a]	576,271
Stewart Information Services Corp.	13,492		877,790
Trupanion, Inc.	18,134	[a,b]	500,680
United Fire Group, Inc.	10,435		227,170
			16,414,889
Materials - 5.9%
AdvanSix, Inc.	13,553		387,616
Alpha Metallurgical Resources, Inc.	5,848	[a]	1,936,682
Arch Resources, Inc.	9,066	[b]	1,457,722
ATI, Inc.	63,610	[a]	3,254,924
Balchem Corp.	16,057	[a]	2,488,032
Carpenter Technology Corp.	24,541		1,752,718
Century Aluminum Co.	25,329	[a]	389,813
Clearwater Paper Corp.	8,558	[a]	374,241
Compass Minerals International, Inc.	16,541	[b]	260,355
H.B. Fuller Co.	26,850		2,141,019
Hawkins, Inc.	9,480		728,064
Haynes International, Inc.	6,235		374,848
Ingevity Corp.	16,850	[a]	803,745
Innospec, Inc.	12,436	[a]	1,603,498
Kaiser Aluminum Corp.	8,007		715,506
Koppers Holdings, Inc.	10,219		563,782
Materion Corp.	10,212		1,345,431
Mativ Holdings, Inc.	27,019		506,606
Mercer International, Inc.	22,010		219,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 5.9% (continued)
Minerals Technologies, Inc.	16,280		1,225,558
Myers Industries, Inc.	18,859		436,963
O-I Glass, Inc.	76,483	[a]	1,268,853
Olympic Steel, Inc.	4,864		344,760
Quaker Chemical Corp.	6,837		1,403,294
Sealed Air Corp.	71,923		2,675,536
Sensient Technologies Corp.	20,929		1,448,078
Stepan Co.	10,649		958,836
SunCoke Energy, Inc.	40,384		455,128
Sylvamo Corp.	17,403		1,074,461
TimkenSteel Corp.	18,667	[a]	415,341
Warrior Met Coal, Inc.	25,726		1,561,568
Worthington Steel, Inc.	15,438	[b]	553,452
			35,125,430
Media & Entertainment - 1.9%
AMC Networks, Inc., Cl. A	15,251	[a]	184,995
CarGurus, Inc.	42,906	[a]	990,271
Cars.com, Inc.	30,189	[a]	518,647
Cinemark Holdings, Inc.	52,271	[a]	939,310
EchoStar Corp., Cl. A	59,290	[a,b]	844,883
John Wiley & Sons, Inc., Cl. A	21,074		803,552
Madison Square Garden Sports Corp.	8,246	[a]	1,521,552
QuinStreet, Inc.	26,071	[a]	460,414
Scholastic Corp.	12,744		480,576
Shutterstock, Inc.	11,782		539,733
TechTarget, Inc.	13,103	[a]	433,447
The E.W. Scripps Company, Cl. A	29,503	[a]	115,947
The Marcus Corp.	11,799		168,254
Thryv Holdings, Inc.	15,701	[a]	349,033
TripAdvisor, Inc.	53,993	[a]	1,500,465
Yelp, Inc.	34,307	[a]	1,351,696
			11,202,775
Pharmaceuticals, Biotechnology & Life Sciences - 3.7%
Alkermes PLC	83,189	[a]	2,251,926
Amphastar Pharmaceuticals, Inc.	18,407	[a]	808,251
ANI Pharmaceuticals, Inc.	7,322	[a]	506,170
Arcus Biosciences, Inc.	27,398	[a,b]	517,274
BioLife Solutions, Inc.	17,988	[a,b]	333,677
Catalyst Pharmaceuticals, Inc.	55,012	[a]	876,891
Collegium Pharmaceutical, Inc.	16,023	[a]	622,013
Corcept Therapeutics, Inc.	44,708	[a]	1,126,195
Cytek Biosciences, Inc.	48,585	[a,b]	326,005
Dynavax Technologies Corp.	65,120	[a]	808,139
Fortrea Holdings, Inc.	43,888	[a]	1,761,664

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 3.7% (continued)
Harmony Biosciences Holdings, Inc.	16,588	[a]	557,025
Innoviva, Inc.	27,504	[a]	419,161
Ironwood Pharmaceuticals, Inc.	68,616	[a]	597,645
Ligand Pharmaceuticals, Inc.	8,230	[a]	601,613
Mesa Laboratories, Inc.	2,595		284,749
Myriad Genetics, Inc.	43,691	[a]	931,492
Organon & Co.	127,325		2,393,710
Pacira Biosciences, Inc.	22,835	[a]	667,239
Phibro Animal Health Corp., Cl. A	10,511		135,907
Prestige Consumer Healthcare, Inc.	24,799	[a]	1,799,415
REGENXBIO, Inc.	20,042	[a]	422,285
Supernus Pharmaceuticals, Inc.	27,317	[a]	931,783
Vericel Corp.	23,559	[a]	1,225,539
Vir Biotechnology, Inc.	42,754	[a]	433,098
Xencor, Inc.	29,921	[a]	662,152
			22,001,018
Real Estate Management & Development - .6%
Anywhere Real Estate, Inc.	54,143	[a]	334,604
Cushman & Wakefield PLC	82,839	[a]	866,496
eXp World Holdings, Inc.	38,481	[b]	397,509
Kennedy-Wilson Holdings, Inc.	59,995		514,757
Marcus & Millichap, Inc.	11,969		408,981
The St. Joe Company	17,598		1,020,156
			3,542,503
Semiconductors & Semiconductor Equipment - 2.8%
Alpha & Omega Semiconductor Ltd.	11,265	[a]	248,281
Axcelis Technologies, Inc.	16,285	[a]	1,816,103
CEVA, Inc.	11,885	[a]	269,908
Cohu, Inc.	23,952	[a]	798,320
Diodes, Inc.	22,922	[a]	1,616,001
FormFactor, Inc.	38,852	[a]	1,772,817
Ichor Holdings Ltd.	14,403	[a]	556,244
Kulicke & Soffa Industries, Inc.	28,189	[b]	1,418,189
MaxLinear, Inc.	36,622	[a]	683,733
PDF Solutions, Inc.	15,510	[a]	522,222
Photronics, Inc.	30,846	[a]	873,559
Semtech Corp.	31,682	[a,b]	870,938
SiTime Corp.	8,734	[a]	814,271
SMART Global Holdings, Inc.	25,888	[a]	681,372
SolarEdge Technologies, Inc.	28,295	[a,b]	2,008,379
Ultra Clean Holdings, Inc.	22,061	[a]	1,013,482
Veeco Instruments, Inc.	27,617	[a]	971,290
			16,935,109

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 4.3%
A10 Networks, Inc.	35,032		479,588
ACI Worldwide, Inc.	54,234	[a]	1,801,111
Adeia, Inc.	54,099		590,761
Agilysys, Inc.	9,937	[a]	837,292
Alarm.com Holdings, Inc.	24,727	[a]	1,791,966
BlackLine, Inc.	25,087	[a]	1,620,118
Box, Inc., Cl. A	71,544	[a]	2,026,126
Cerence, Inc.	20,897	[a]	329,128
DoubleVerify Holdings, Inc.	69,435	[a]	2,441,335
DXC Technology Co.	91,113	[a]	1,932,507
Envestnet, Inc.	24,599	[a]	1,424,528
InterDigital, Inc.	12,836		1,366,521
Liveramp Holdings, Inc.	33,095	[a]	1,141,778
N-Able, Inc.	34,584	[a]	452,013
NCR Voyix Corp.	65,933	[a]	832,734
Perficient, Inc.	17,168	[a]	966,387
Progress Software Corp.	22,056		1,175,805
Sprinklr, Inc., CI. A	58,149	[a]	713,488
SPS Commerce, Inc.	18,197	[a]	3,364,625
Xperi, Inc.	21,633	[a]	260,894
			25,548,705
Technology Hardware & Equipment - 5.0%
ADTRAN Holdings, Inc.	37,041	[a]	201,503
Advanced Energy Industries, Inc.	18,582		1,894,992
Arlo Technologies, Inc.	47,217	[a]	597,295
Badger Meter, Inc.	14,627		2,366,795
Benchmark Electronics, Inc.	17,887		536,789
Calix, Inc.	28,843	[a]	956,434
Corsair Gaming, Inc.	21,932	[a]	270,641
CTS Corp.	15,436		722,250
Digi International, Inc.	17,966	[a]	573,654
ePlus, Inc.	13,338	[a]	1,047,567
Extreme Networks, Inc.	63,354	[a]	731,105
Fabrinet	18,078	[a]	3,417,104
Harmonic, Inc.	55,341	[a]	743,783
Insight Enterprises, Inc.	13,808	[a]	2,561,660
Itron, Inc.	22,681	[a]	2,098,446
Knowles Corp.	44,731	[a]	720,169
Methode Electronics, Inc.	17,312		210,860
NETSCOUT Systems, Inc.	35,300	[a]	770,952
OSI Systems, Inc.	7,858	[a]	1,122,280
PC Connection, Inc.	5,743		378,636
Plexus Corp.	13,799	[a]	1,308,421
Rogers Corp.	8,269	[a]	981,448

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Technology Hardware & Equipment - 5.0% (continued)
Sanmina Corp.	27,569	[a]	1,714,240
ScanSource, Inc.	12,304	[a]	541,868
TTM Technologies, Inc.	50,256	[a]	786,506
Viasat, Inc.	37,821	[a,b]	684,182
Viavi Solutions, Inc.	111,176	[a]	1,010,590
Xerox Holdings Corp.	55,714		997,281
			29,947,451
Telecommunication Services - .7%
ATN International, Inc.	5,311		167,323
Cogent Communications Holdings, Inc.	20,954	[b]	1,368,925
Consolidated Communications Holdings, Inc.	33,672	[a]	145,463
Gogo, Inc.	30,939	[a]	271,644
Lumen Technologies, Inc.	496,762	[a]	774,949
Shenandoah Telecommunications Co.	25,532	[a]	443,491
Telephone & Data Systems, Inc.	49,513		793,198
			3,964,993
Transportation - 2.3%
Alaska Air Group, Inc.	62,817	[a]	2,700,503
Allegiant Travel Co.	6,976		524,665
ArcBest Corp.	11,698		1,666,965
Forward Air Corp.	14,917		464,068
Heartland Express, Inc.	22,501		268,662
Hub Group, Inc., Cl. A	31,279		1,351,878
JetBlue Airways Corp.	166,384	[a]	1,234,569
Marten Transport Ltd.	28,266		522,356
Matson, Inc.	17,281		1,942,384
RXO, Inc.	57,791	[a]	1,263,889
SkyWest, Inc.	20,442	[a]	1,412,133
Sun Country Airlines Holdings, Inc.	18,921	[a]	285,518
			13,637,590
Utilities - 2.0%
American States Water Co.	18,514		1,337,451
Avista Corp.	38,766		1,357,585
California Water Service Group	28,838		1,340,390
Chesapeake Utilities Corp.	11,118		1,192,961
Clearway Energy, Inc., Cl. A	17,469		375,758
Clearway Energy, Inc., Cl. C	40,958		944,082
MGE Energy, Inc.	17,858	[b]	1,405,782
Middlesex Water Co.	8,894		466,935
Northwest Natural Holding Co.	18,162		675,990
Otter Tail Corp.	20,654		1,784,506
SJW Group	14,540		822,819

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Utilities - 2.0% (continued)
Unitil Corp.		7,988		418,172
				12,122,431
Total Common Stocks (cost $408,829,583)				589,501,616

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
iShares Core S&P Small-Cap ETF (cost $974,435)		9,216		1,018,552
		Number of Rights
Rights - .0%
Pharmaceuticals, Biotechnology & Life Sciences - .0%
Omniab Operations, Inc.-Earnout 12.5 expiring (cost $6,472)		3,619	[d]	0
Omniab Operations, Inc.-Earnout 15.0 expiring (cost $6,472)		3,619	[d]	0
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $349,026)	5.42	349,026	[e]	349,026

Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,059,298)	5.42	8,059,298	[e]	8,059,298
Total Investments (cost $418,225,286)		100.9%		598,928,492
Liabilities, Less Cash and Receivables		(.9%)		(5,505,500)
Net Assets		100.0%		593,422,992

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2024, the value of the fund’s securities on loan was $31,946,212 and the value of the collateral was $32,684,297, consisting of cash collateral of $8,059,298 and U.S. Government & Agency securities valued at $24,624,999. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at March 31, 2024. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000	27	6/21/2024	2,793,900	2,896,965	103,065
Gross Unrealized Appreciation				103,065

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

March 31, 2024 (Unaudited)

The following is a summary of the inputs used as of March 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	589,501,616	-	-	589,501,616
Exchange-Traded Funds	1,018,552	-	-	1,018,552
Investment Companies	8,408,324	-	-	8,408,324
Rights	-	-	0	0
Other Financial Instruments:
Futures††	103,065	-	-	103,065

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At March 31, 2024, accumulated net unrealized appreciation on investments was $180,806,271, consisting of $225,526,434 gross unrealized appreciation and $44,720,163 gross unrealized depreciation.

At March 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.